Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable
Schedule of accounts payable

	December 31,
	2022	2021

	(in US$’000)
Accounts payable—third parties	68,193	39,115
Accounts payable—non-controlling shareholders of subsidiaries (Note 23(iv))	2,922	2,062
	71,115	41,177

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	60,553	35,615
Between 3 months to 6 months	7,216	3,705
Between 6 months to 1 year	2,137	588
Later than 1 year	1,209	1,269
	71,115	41,177